Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Net income	$ 80,771	$ 153,301	$ 15,035
Other comprehensive income (loss):
Exchange differences on translation of foreign operations	(811)	(742)	(3,477)
Reclassification of exchange differences on loss of control	0	0	(96)
Reclassification of share of other comprehensive loss of equity-accounted investees	0	0	708
Total other comprehensive income (loss)	(811)	(742)	(2,865)
Total comprehensive income attributable to Opera shareholders	$ 79,960	$ 152,559	$ 12,170